Right-of-use assets (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of detailed information about right-of-use assets

	2022	2021
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(127,714)	(83,974)
Held for sale - Eden Games	(16,480)	-
Effect of foreign exchange	(2,459)	1,409
Balance, February 28,	410,369	467,913